Construction in Progress	12 Months Ended
Dec. 31, 2019
Construction in progress [abstract]
Construction in progress
19	Construction in progress

	As at 31 December
	2018 RMB’000	2019 RMB’000
As at 1 January	1,001,118	1,559,401
Additions	927,218	1,380,254
Transferred to property plant and equipment (Note 17)	(344,935)	(1,123,620)
Impairment loss	(24,000)	(486)

As at 31 December	1,559,401	1,815,549

As at 31 December 2019, the impairment loss in construction in progress were RMB 34,661 thousands (31 December 2018: RMB 34,175 thousands).

For the year ended 31 December 2019, the Group capitalized borrowing costs amounting to RMB 5,594 thousands (2018: RMB 5,179 thousands, 2017: RMB 804 thousands) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of its general borrowings of 3.35% (2018: 3.63%, 2017: 2.93%).